Financial Risk Management - Market Risk - Impact on Net Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity price risk
Financial Risk Management.
Financial asset investments	$ 15,963.6	$ 12,749.1
Equity price risk | Minimum
Financial Risk Management.
Sensitivity analysis, variation percentage	10.00%	10.00%
Equity price risk | Maximum
Financial Risk Management.
Sensitivity analysis, variation percentage	20.00%	20.00%
Equity price risk | 20% increase
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 11,707.2	$ 9,297.5
Hypothetical $ change in net earnings	$ 1,622.6	$ 1,301.9
Hypothetical % change in fair value	19.60%	19.70%
Equity price risk | 10% increase
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 10,742.2	$ 8,531.9
Hypothetical $ change in net earnings	$ 805.4	$ 649.8
Hypothetical % change in fair value	9.70%	9.80%
Equity price risk | No change
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 9,792.0	$ 7,769.1
Equity price risk | 10% decrease
Financial Risk Management.
Fair value of equity and equity-related holdings	8,872.2	7,010.3
Hypothetical $ change in net earnings	$ (781.1)	$ (646.8)
Hypothetical % change in fair value	(9.40%)	(9.80%)
Equity price risk | 20% decrease
Financial Risk Management.
Fair value of equity and equity-related holdings	$ 8,001.8	$ 6,258.5
Hypothetical $ change in net earnings	$ (1,522.8)	$ (1,287.8)
Hypothetical % change in fair value	(18.30%)	(19.40%)
Equity price risk | Ten largest issuers
Financial Risk Management.
Financial asset investments	$ 8,812.2	$ 6,958.2
Risk exposure percentage	13.60%	12.50%
Equity price risk | Largest single issuer of corporate bonds | Eurobank
Financial Risk Management.
Financial asset investments	$ 2,099.5	$ 1,507.6
Risk exposure percentage	3.20%	2.70%
Interest rate risk
Financial Risk Management.
Sensitivity analysis, variation percentage	2.00%	2.00%
Incremental change in interest rate on investments	1.00%	1.00%